Net Unrealized Investment Gains and Losses in Accumulated other Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Net Unrealized Gains Losses on Investment Securities
Schedule of Investments [Line Items]
Balance			$ (327,781)	$ 159,261
Net investment gains and losses on investments arising during the period		$ 159,261	160,311	(408,019)
Reclassification adjustment for gains and losses included in net income			(81,920)	79,023
Balance		159,261	(85,550)	(327,781)
Value of Business Acquired
Schedule of Investments [Line Items]
Balance			36,774	(20,287)
Impact of net unrealized investment gains and losses on VOBA		(20,287)	(30,948)	57,061
Balance		(20,287)	5,826	36,774
Future Policy Benefits and Policyholders' Account Balances
Schedule of Investments [Line Items]
Balance			52,906	(7,541)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances		(7,541)	(28,924)	60,447
Balance		(7,541)	23,982	52,906
Deferred Income Tax (Liability) Asset
Schedule of Investments [Line Items]
Balance			83,402	(45,935)
Net investment gains and losses on investments arising during the period		(55,675)	(56,111)	142,807
Reclassification adjustment for gains and losses included in net income			28,672	(27,658)
Impact of net unrealized investment gains and losses on VOBA		7,100	10,832	(19,971)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances		2,640	10,123	(21,157)
Balance		(45,935)	19,574	83,402
Accumulated Net Unrealized Investment Gain (Loss)
Schedule of Investments [Line Items]
Balance			(154,699)	85,498
Net investment gains and losses on investments arising during the period		103,586	104,200	(265,212)
Reclassification adjustment for gains and losses included in net income			(53,248)	51,365
Impact of net unrealized investment gains and losses on VOBA		(13,187)	(20,116)	37,090
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances		(4,901)	(18,801)	39,290
Balance		85,498	$ (36,168)	$ (154,699)
Predecessor | Net Unrealized Gains Losses on Investment Securities
Schedule of Investments [Line Items]
Balance	$ 5,954	8,033
Net investment gains and losses on investments arising during the period	2,364
Reclassification adjustment for gains and losses included in net income	285
Balance	8,033
Predecessor | Deferred Income Tax (Liability) Asset
Schedule of Investments [Line Items]
Balance	(2,084)	(2,812)
Net investment gains and losses on investments arising during the period	(828)
Reclassification adjustment for gains and losses included in net income	(100)
Balance	(2,812)
Predecessor | Accumulated Net Unrealized Investment Gain (Loss)
Schedule of Investments [Line Items]
Balance	3,870	$ 5,221
Net investment gains and losses on investments arising during the period	1,536
Reclassification adjustment for gains and losses included in net income	185
Balance	$ 5,221